Summary of amounts for actuarial loss on obligation recognized in other comprehensive income (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Remeasurement loss/ (gain) on obligation	[1]	₨ 6,449	₨ 10,508	₨ 321

[1]	Refer to Note 31 for the movement during the year.